Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings (loss)	$ 161	$ (425)	$ (253)
Depreciation and amortization	599	719	798
Net gain on sale of assets	(32)	(54)	(9)
Accretion of provisions	49	32	30
Decommissioning and restoration costs settled	(35)	(18)	(18)
Deferred income tax expense (recovery)	127	(11)	(85)
Unrealized (gain) loss from risk management activities	385	(34)	42
Unrealized foreign exchange (gain) loss	(82)	(24)	1
Provisions and contract liabilities	19	(41)	9
Asset impairment charges	9	648	84
Equity income, net of distributions from investments	(4)	(5)	(1)
Other non-cash items	(3)	40	15
Cash flow from operations before changes in working capital	1,193	827	613
Change in non-cash operating working capital	(316)	174	89
Cash flow from operating activities	877	1,001	702
Investing activities
Additions to property, plant and equipment	(918)	(480)	(486)
Additions to intangibles assets	(31)	(9)	(14)
Restricted cash	0	(1)	(39)
Repayments (advances) in loan receivable	18
Repayments (advances) in Loan receivable		(3)	(5)
Acquisitions, net of cash acquired	(10)	(120)	(32)
Investments	(10)	0	(102)
Proceeds on sale of Pioneer Pipeline	0	128	0
Proceeds on sale of property, plant and equipment	66	39	6
Realized gain (loss) on financial instruments	27	(6)	2
Decrease in finance lease receivable	46	41	17
Other	45	(16)	(12)
Change in non-cash investing working capital balances	26	(45)	(22)
Cash flow used in investing activities	(741)	(472)	(687)
Financing activities
Net increase (decrease) in borrowings under credit facilities	449	(114)	(106)
Repayment of long-term debt	(621)	(92)	(489)
Issuance of long-term debt	532	173	753
Issuance of exchangeable securities	0	0	400
Repurchase of common shares under NCIB	(52)	(4)	(57)
Proceeds on issuance of common shares	3	8	0
Realized gains on financial instruments	42	3	3
Distributions paid to subsidiaries' non-controlling interests	(187)	(156)	(97)
Decrease in lease liabilities	(9)	(8)	(25)
Financing fees and other	(13)	(4)	(11)
Change in non-cash financing working capital balances	(2)	(1)	(13)
Cash flow from (used in) financing activities	45	(282)	272
Cash flow from operating, investing and financing activities	181	247	287
Effect of translation on foreign currency cash	6	(3)	5
Increase in cash and cash equivalents	187	244	292
Cash and cash equivalents, beginning of year	1,134	947	703
Cash and cash equivalents, end of year	1,134	947	703
Supplemental cash flow information
Cash taxes paid	67	57	36
Cash interest paid	229	220	201
Common shares
Financing activities
Dividends paid	(54)	(48)	(47)
Preferred shares
Financing activities
Dividends paid	$ (43)	$ (39)	$ (39)